CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIENCY) EQUITY - USD ($)	Common shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2021	$ 31,125	$ 43,325,272	$ (44,166,349)	$ (809,952)
Balance (Shares) at Dec. 31, 2021	38,906,742
Net loss for the year			(257,913)	(257,913)
Balance at Dec. 31, 2022	$ 31,125	43,325,272	(44,424,262)	(1,067,865)
Balance (Shares) at Dec. 31, 2022	38,906,742
Net loss for the year			66,591	66,591
Balance at Dec. 31, 2023	$ 31,125	43,325,272	(44,357,671)	(1,001,274)
Balance (Shares) at Dec. 31, 2023	38,906,742
Net loss for the year			(204,645)	(204,645)
Balance at Dec. 31, 2024	$ 31,125	$ 43,325,272	$ (44,562,316)	$ (1,205,919)
Balance (Shares) at Dec. 31, 2024	38,906,742